Transactions and Agreements With Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions and Agreements With Parties-in-Interest	Transactions and Agreements With Parties-in-Interest
Plan investments include shares of mutual funds and a collective trust fund managed by Vanguard, the trustee and recordkeeper of the Plan. Accordingly, transactions involving shares of such mutual funds and the collective trust fund are considered party-in-interest transactions.
The Plan's investments also include shares of common stock of the Company. Transactions in shares of Bank of Hawaii Corporation common stock qualify as party-in-interest transactions under the provisions of ERISA. During the years ended December 31, 2025 and 2024, the Plan made purchases of $1,414,000 and $1,147,000, respectively, and sales of $5,060,000 and $3,589,000, respectively, of Bank of Hawaii Corporation common stock on behalf of its participants. At December 31, 2025 and 2024, the Plan held 348,039 and 387,160 shares of Bank of Hawaii Corporation common stock, respectively, representing 3%, of the total net assets of the Plan.